THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED MAY 1, 2010)

VARIABLE COMPLIFE® (DATED MAY 1, 2010)

VARIABLE JOINT LIFE (DATED MAY 1, 2010)

VARIABLE EXECUTIVE LIFE (DATED MAY 1, 2010)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2010)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2010)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2010)

This Supplement revises certain information with regard to the International Equity Portfolio contained in the Prospectuses referenced above dated May 1, 2010.

Effective September 1, 2010, in the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the table is amended to contain the following information for the International Equity Portfolio:

Portfolio	Investment Objective	Sub-adviser (if applicable)
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 27, 2010.